Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001299130
Registrant Name	PACIFIC BIOSCIENCES OF CALIFORNIA, INC.
Registration File Number	333-293751
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES